Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Temporary equity, par value	$ 0.0001	$ 0.0001
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares outstanding	984,786	86,666
Preferred stock, shares issued	0	0
Common stock, shares issued	984,786	86,666
Series B1 Convertible and Redeemable Preferred Stock [Member]
Temporary Equity, Shares Authorized	5,000
Temporary equity, shares outstanding	0	0
Series B2 Convertible and Redeemable Preferred Stock [Member]
Temporary Equity, Shares Authorized	5,000
Temporary equity, shares outstanding	0	5,000
Series C Convertible and Redeemable Preferred Stock [Member]
Temporary Equity, Shares Authorized	1,700
Temporary equity, shares outstanding	0